Prepaid Expenses (Schedule Of Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses [Abstract]
Prepaid services	$ 221	$ 252
Prepaid bonds for German statutory costs	188	199
Prepaid licenses, software tools and support	17	51
Prepaid Insurance	62	19
Other prepaid expenses	17	17
Prepaid expenses	$ 505	$ 538